LONG-TERM DEBT - Bank credit facilities (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Long-term debt
Long-term debt		$ 6,408.2	$ 5,346.7
Assets carrying value		10,097.5	9,921.0	$ 9,458.6
Amount outstanding		6,375.0	5,311.7
TVA Group | Secured revolving credit facility
Long-term debt
Amount outstanding		0.0	0.0
TVA Group | Secured revolving credit facility maturing in February 2019
Long-term debt
Principal amount		150.0
TVA Group | Secured term loan maturing in November 2019
Long-term debt
Long-term debt		75.0
Amount outstanding		52.9	62.9
Parent Company
Long-term debt
Long-term debt		2,110.9	1,988.9
Assets carrying value		4,568.9	3,230.1
Parent Company | Bank credit facilities
Long-term debt
Long-term debt		451.7	420.4
Assets carrying value		$ 1,707.0	3,045.4
Parent Company | Secured term loan "B" facility maturing in August 2020
Long-term debt
Long-term debt	$ 350.0
Interest rate basis	U.S London Interbank Offered Rate ("LIBOR")
Adjustment to interest rate basis (as a percent)	2.25%	2.25%
Quarterly amortization payments (as a percent)	1.00%	1.00%
Parent Company | Secured revolving credit facility
Long-term debt
Amount outstanding		$ 0.0	0.0
Parent Company | Secured revolving credit facility maturing in July 2020
Long-term debt
Principal amount		300.0
Parent Company | Secured term loan "B" maturing in August 2020
Long-term debt
Amount outstanding		451.7	420.4
Subsidiaries | Videotron
Long-term debt
Long-term debt		4,244.4	3,294.6
Subsidiaries | Videotron | Bank credit facilities
Long-term debt
Long-term debt		742.0	5.4
Assets carrying value		7,639.2	6,665.7
Subsidiaries | Videotron | Secured revolving credit facility
Long-term debt
Amount outstanding		742.0	0.0
Subsidiaries | Videotron | Secured revolving credit facility maturing in July 2023
Long-term debt
Principal amount		1,500.0
Subsidiaries | Videotron | Secured revolving credit facility maturing in July 2021
Long-term debt
Principal amount			965.0
Subsidiaries | Videotron | Secured export financing facility maturing in June 2018
Long-term debt
Amount outstanding			5.4
Subsidiaries | TVA Group | Bank credit facilities
Long-term debt
Long-term debt		$ 52.9	$ 62.9